Business Combinations - Allocation of Purchase Consideration (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	May 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 6,284		$ 3	$ 4,339	$ 4,059
iZettle
Business Acquisition [Line Items]
Goodwill		$ 1,600
Total intangibles		650
Cash		103
Funds receivable and customer accounts		47
Funds payable and amounts due to customers		(47)
Deferred tax liabilities, net		(118)
Other net liabilities		(53)
Total purchase consideration		2,182
iZettle | Customer lists and user base
Business Acquisition [Line Items]
Total intangibles		426
iZettle | Marketing related
Business Acquisition [Line Items]
Total intangibles		102
iZettle | Developed technology
Business Acquisition [Line Items]
Total intangibles		121
iZettle | All other
Business Acquisition [Line Items]
Total intangibles		$ 1